GENERAL INFORMATION	12 Months Ended
Dec. 31, 2025
General Information [Abstract]
GENERAL INFORMATION	GENERAL INFORMATION
Gogoro Inc. (“Gogoro”) is a technology and urban mobility company incorporated in the Cayman Islands on April 27, 2011 and headquartered in Taipei, Taiwan, Republic of China. Gogoro, through its subsidiaries (collectively, the “Company”), designs, develops, manufactures, and markets electric two-wheeled vehicles, modular battery systems, and a scalable energy-distribution ecosystem. Gogoro’s ordinary shares are listed and quoted on the Nasdaq Stock Market under the symbol “GGR”.
The Company’s core offerings include smart electric scooters and batteries that operate on an intelligent, cloud-connected battery-swapping network (the “Gogoro Network”), which is designed to support sustainable urban transportation and optimize energy usage. The Gogoro Network integrates real-time data and a cloud-based management platform to monitor battery availability, safety, and performance, and provides riders with convenient access to charged batteries at a distributed network of battery-swapping stations (“GoStations”). Gogoro also provides subscription-based and fleet programs that bundle vehicles, batteries, and network services to deliver an integrated mobility experience. Its connected software and analytics platforms enable riders, fleet operators, and partners to manage mobility and energy consumption efficiently. Through an open ecosystem, the Company collaborates with vehicle manufacturers and service providers to expand the reach of its technology and facilitate the adoption of cleaner urban mobility solutions.
The consolidated financial statements were approved by the board of directors and authorized for issue on March 31, 2026.